Correction of errors	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Correction of errors
28	Correction of errors

During the implementation of IFRS 16 – Leases the Company identified that for a limited number of data center leases entered into since 2000, with fixed or minimum annual indexation, the lease costs recognized in prior periods had not been recognized in accordance with IAS 17 – Leases. IAS 17 requires that total minimum lease costs be recognized on a straight-line basis over the term of the relevant lease. The identified error relates to the timing of the recognition of certain lease costs in the period since 2000 and does not result in an increase in the total costs recognized over the term of the relevant leases nor does it impact cash flows. While the impact of the error was inconsequential to and has therefore not been adjusted in the Income Statement for 2017 and 2016, certain comparative balance sheet figures as of December 31, 2017, December 31, 2016 and January 1, 2016 have been corrected for the cumulative impact of this error as follows:

Consolidated statement of financial position

	Impact of correction of error
	(€’000)
January 1, 2016	As previously reported	Adjustments	As corrected
Total liabilities and shareholders’ equity	1,252,064	—	1,252,064
Other non-current liabilities	12,049	10,182	22,231
Deferred tax liability	9,951	(1,832)	8,119
Trade payables and other liabilities	162,629	33	162,662
Total liabilities	744,647	8,383	753,030
Foreign currency translation reserve	20,865	(84)	20,781
Accumulated profit/(deficit)	(30,043)	(8,299)	(38,342)
Total Shareholders’ equity	507,417	(8,383)	499,034

	Impact of correction of error
	(€’000)
December 31, 2016	As previously reported	Adjustments	As corrected
Total liabilities and shareholders’ equity	1,482,665	—	1,482,665
Other non-current liabilities	11,718	8,852	20,570
Deferred tax liability	9,628	(1,603)	8,025
Trade payables and other liabilities	171,399	34	171,433
Total liabilities	933,896	7,283	941,179
Foreign currency translation reserve	9,988	1,016	11,004
Accumulated profit/(deficit)	8,293	(8,299)	(6)
Total Shareholders’ equity	548,769	(7,283)	541,486

	Impact of correction of error
	(€’000)
December 31, 2017	As previously reported	Adjustments	As corrected
Total liabilities and shareholders’ equity	1,702,071	—	1,702,071
Other non-current liabilities	15,080	8,591	23,671
Deferred tax liability	21,336	(1,558)	19,778
Trade payables and other liabilities	229,878	34	229,912
Total liabilities	1,105,343	7,067	1,112,410
Foreign currency translation reserve	2,948	1,232	4,180
Accumulated profit/(deficit)	47,360	(8,299)	39,061
Total Shareholders’ equity	596,728	(7,067)	589,661